Commitments and Contingencies - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Dec. 16, 2020	Nov. 05, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Nov. 24, 2020
Deferred underwriting fee payable			$ 8,902,250	$ 8,902,250
Consulting fees incurred			252,500
Barkbox Inc [Member]
Operating Leases, Rent Expense				3,500,000	$ 2,300,000
Gain (Loss) Related to Litigation Settlement		$ 800,000		795,000	0	$ 0
Strategic License Partnerships [Member] | Barkbox Inc [Member]
Future minimum Guarantees, Commitments, Amount			600,000	600,000
Strategic License Partnerships [Member] | Minimum [Member] | Barkbox Inc [Member]
Future minimum Guarantees, Commitments, Amount					$ 100,000
Under writing Agreement [Member]
Deferred underwriting fee payable per share							$ 0.35
Deferred underwriting fee payable							$ 8,902,250
Consulting Agreement [Member]
Business combination succession fee payable upon consummation of business combination			$ 10,000,000	$ 10,000,000
Common Class A [Member] | BarkBox [Member]
Business Acquisition Number Of Shares Issued	150,000,000
Business Acquisition Share Price	$ 0.0001